Net Loss Per Share Attributable to Ordinary Shareholders (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share Attributable to Ordinary Shareholders (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Schedule of Basic and Diluted Net Income (Loss) Per Share Attributable to Ordinary Shareholders [Abstract]
Shares of ordinary share used in computing diluted net loss per share	1,184,484	663,411	413,192
Net loss per share of ordinary share, diluted	$ (3.88)	$ (3.32)	$ (3.73)

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2023. See Note 13.